Property, plant and equipment (Tables)	12 Months Ended
Dec. 31, 2023
Property, plant and equipment.
Reconciliation of the carrying amount of property, plant and equipment

	31 Dec 2023 $m	31 Dec 2022 $m
Property, plant and equipment held at cost note (a)	347	410
Owner occupied properties held at fair valuenote (b)	27	27
Total property, plant and equipment	374	437

	2023 $m				2022 $m
	Group				Group
	occupied	Tangible	Right-of-		occupied	Tangible	Right-of-
	property	assets	use assets	Total	property	assets	use assets	Total
Balance at 1 Jan
Cost	21	486	676	1,183	22	489	678	1,189
Accumulated depreciation	(8)	(360)	(405)	(773)	(8)	(349)	(363)	(720)
Opening net book amount	13	126	271	410	14	140	315	469
Additions	—	44	57	101	—	34	49	83
Depreciation and impairment charge	—	(50)	(95)	(145)	—	(39)	(106)	(145)
Disposals, transfers and lease modifications	3	(4)	(18)	(19)	—	(2)	26	24
Effect of movements in exchange rates	—	(1)	1	—	(1)	(7)	(13)	(21)
Balance at 31 Dec	16	115	216	347	13	126	271	410
Representing:
Cost	24	495	683	1,202	21	486	676	1,183
Accumulated depreciation	(8)	(380)	(467)	(855)	(8)	(360)	(405)	(773)
Closing net book amount	16	115	216	347	13	126	271	410

Schedule of capital expenditure

	2023 $m	2022 $m
Hong Kong	22	11
Indonesia	—	1
Malaysia	1	1
Singapore	2	3
Growth markets and other	15	16
Eastspring	4	2
Total segment	44	34
Unallocated to a segment (central operations)	—	—
Total capital expenditure on property, plant and equipment	44	34